Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Apr. 22, 2020	Apr. 21, 2020
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued			3,541,500
Preferred stock, shares outstanding			3,541,500
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000	10,010,000,000
Common Stock, Shares, Issued	9,022,993,267	7,402,535,677	1,763,277,230
Common Stock, Shares, Outstanding	9,022,993,267	7,402,535,677	1,763,277,230
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	7,000,000	7,000,000	7,000,000
Preferred stock, shares issued	0	0	2,000,000
Preferred stock, shares outstanding	0	0	2,000,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,999,999	2,999,999	2,999,999
Preferred stock, shares issued	2,541,500	541,500	1,541,500
Preferred stock, shares outstanding	2,541,500	541,500	1,541,500
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1	1	1
Preferred stock, shares issued	1	1	0
Preferred stock, shares outstanding	1	1	0